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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund, for the quarter ended July 31, 2006. These five series have an October 31 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 6.6%
Automobiles 1.8%
Astra International	Indonesia	3,000,000	$3,166,575
Hyundai Motor Co., Ltd.	South Korea	44,000	3,367,605
Proton Holdings Berhad	Malaysia	523,500	715,653

			7,249,833

Hotels, Restaurants & Leisure 0.4%
Genting Berhad	Malaysia	261,700	1,788,790

Household Durables 1.3%
Consorcio ARA SA de CV	Mexico	328,700	1,502,785
LG Electronics, Inc.	South Korea	35,000	2,052,141
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	567,000	1,771,875

			5,326,801

Internet & Catalog Retail 0.3%
Gmarket, Inc., ADR	South Korea	70,000	1,017,100

Media 1.4%
Astro All Asia Networks plc	United Kingdom	593,300	762,409
Grupo Televisa SA de CV, ADR	Mexico	250,000	4,630,000
Phoenix Satellite Television Holdings, Ltd.	Cayman Islands	1,254,000	183,981

			5,576,390

Multi-line Retail 0.3%
SM Investments Corp.	Philippines	319,280	1,407,996

Specialty Retail 0.5%
Edaran Otomobil Nasional Berhad	Malaysia	700,000	396,172
JD Group, Ltd.	South Africa	180,000	1,657,327

			2,053,499

Textiles, Apparel & Luxury Goods 0.6%
Cheil Industries, Inc.	South Korea	50,260	1,847,059
Ruentex Industries, Ltd.	Taiwan	1,500,000	739,785

			2,586,844

CONSUMER STAPLES 7.7%
Beverages 1.0%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	30,000	2,634,000
Tsingtao Brewery Co., Ltd.	China	1,134,000	1,306,191

			3,940,191

Food & Staples Retailing 1.3%
C.P. 7- Eleven Public Co., Ltd.	Thailand	8,000,000	1,436,873
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	Brazil	20,000	599,000
Controladora Comercial Mexicana SA de CV	Mexico	1,000,000	1,967,099
Shoprite Holdings, Ltd.	South Africa	400,000	1,403,853

			5,406,825

Food Products 4.5%
Alsea SA de CV	Mexico	419,400	1,661,515
Astra Argo Lestari	Indonesia	1,418,500	1,302,306
CJ Corp.	South Korea	15,000	1,523,401
Cresud S.A.C.I.F., ADR	Argentina	150,000	2,316,000
Golden Hope Plantations Berhad	Malaysia	730,000	886,179
Highlands & Lowlands Berhad	Malaysia	405,000	476,145
Kuala Lumpur Kepong Berhad	Malaysia	654,400	1,968,120
Lotte Confectionery Co., Ltd.	South Korea	2,800	3,605,905
PPB Group Berhad	Malaysia	700,100	792,458
Pyaterochka Holding NV, GDR	Netherlands	100,000	1,700,000

1

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Uni-President Enterprises Corp.	Taiwan	1,537,000	$1,210,975
Want Want Holdings, Ltd.	Singapore	600,000	864,000

			18,307,004

Household Products 0.5%
LG Household & Health Care, Ltd.	South Korea	28,000	2,160,611

Personal Products 0.4%
Amorepacific Corp.	South Korea	3,521	1,478,297
Pacific Corp.	South Korea	2,148	275,500

			1,753,797

ENERGY 15.1%
Oil, Gas & Consumable Fuels 15.1%
China Petroleum & Chemical Corp.	China	2,000,000	1,122,243
CNOOC, Ltd., ADR	Hong Kong	21,000	1,803,060
Energi Mega Persada	Indonesia	12,000,000	870,808
Mol Magyar Olaj-es Gazipari, GDR	Hungary	20,000	2,206,000
Novatek OAO, GDR	Russia	40,000	1,872,000
OAO Gazprom, ADR	Russia	230,000	9,586,400
OAO LUKOIL, ADR	Russia	120,000	10,404,000
Oil & Natural Gas Corp., Ltd.	India	140,000	3,528,602
Petrobras Energia Participaciones SA *	Argentina	900,000	1,010,167
PetroChina Co., Ltd., ADR	China	30,500	3,489,200
Petroleo Brasileiro SA, ADR	Brazil	99,500	9,142,060
PT Medco Energi International Terbuka	Indonesia	8,000,000	3,342,496
PTT Exploration & Production plc	Thailand	1,000,000	3,090,333
Reliance Industries, Ltd., GDR 144A	India	130,000	5,497,700
Reliance Natural Resources, Ltd.	India	540,000	237,484
Sasol, Ltd., ADR	South Africa	85,000	3,115,250
Yanzhou Coal Mining Co., Ltd.	China	1,750,000	1,234,210

			61,552,013

FINANCIALS 19.6%
Capital Markets 1.0%
EFG Hermes Holding SA	Egypt	75,242	537,139
Yuanta-Core Pacific Securities Co., Ltd.	Taiwan	5,312,000	3,382,251

			3,919,390

Commercial Banks 13.2%
Banco Bradesco SA, ADR	Brazil	130,000	4,358,900
Banco do Brasil SA	Brazil	50,000	1,146,863
Banco Macro Bansud SA, ADR	Argentina	44,493	898,759
BanColombia SA, ADR	Colombia	55,000	1,483,900
Bank of the Philippine Islands	Philippines	1,320,000	1,384,750
Credicorp, Ltd.	Bermuda	60,000	1,847,400
First Financial Holding Co., Ltd.	Taiwan	3,969,000	2,842,272
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	684,236	1,884,344
Grupo Financiero Galicia SA, ADR *	Argentina	120,000	696,000
ICICI Bank, Ltd., ADR	India	100,000	2,612,000
Komercni Banka AS	Czech Republic	8,750	1,286,995
Kookmin Bank	South Korea	52,687	4,600,666
Kookmin Bank, ADR *	South Korea	25,000	2,156,000
Malayan Banking Berhad	Malaysia	523,500	1,502,871
Metropolitan Bank & Trust Co.	Philippines	2,313,000	1,752,443
Nedcor, Ltd.	South Africa	160,000	2,542,188
OTP Bank, Ltd.	Hungary	54,849	1,635,043
PT Bank Central Asia Terbuka	Indonesia	4,000,000	1,836,174

2

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
PT Bank Mandiri (Persero)	Indonesia	10,000,000	$1,935,129
Sberbank RF 	Russia	1,920	3,382,258
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,146,519
Siam Commercial Bank Public Co., Ltd.	Thailand	872,500	1,330,874
Standard Bank Group, Ltd.	South Africa	300,000	3,310,321
Turkiye Is Bankasi AS	Turkey	305,000	1,629,273
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	55,000	3,815,350

			54,017,292

Diversified Financial Services 0.9%
Ayala Corp.	Philippines	416,030	3,434,925
Reliance Capital, Ltd.	India	27,000	241,461

			3,676,386

Insurance 3.3%
Cathay Financial Holding Co., Ltd.	Taiwan	4,170,000	8,914,066
Old Mutual plc	United Kingdom	421,100	1,291,840
Sanlam, Ltd.	South Africa	900,000	1,996,591
Shin Kong Financial Holding Co., Ltd.	Taiwan	1,200,000	1,247,786

			13,450,283

Real Estate Management & Development 1.2%
IRSA-Inversiones y Representaciones SA, GDR *	Argentina	176,300	2,043,317
KLCC Property Holdings	Malaysia	2,587,900	1,521,254
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	China	1,999,960	1,273,974

			4,838,545

HEALTH CARE 0.9%
Pharmaceuticals 0.9%
Ranbaxy Laboratories, Ltd., GDR	India	150,000	1,185,000
Teva Pharmaceutical Industries, Ltd., ADR *	Israel	70,000	2,315,600

			3,500,600

INDUSTRIALS 5.5%
Commercial Services & Supplies 0.3%
WNS Holdings, Ltd. *	India	49,000	1,229,900

Industrial Conglomerates 1.5%
Barloworld, Ltd.	South Africa	83,000	1,386,610
Dogan Sirketler Grubu Holding AS	Turkey	285,000	1,170,373
Far Eastern Textile, Ltd.	Taiwan	2,000,000	1,505,527
Shanghai Industrial Holdings, Ltd.	Hong Kong	600,000	1,169,089
Sime Darby Berhad	Malaysia	698,000	1,068,708

			6,300,307

Machinery 1.5%
China Yuchai International, Ltd.	Bermuda	120,000	585,600
Guangzhou Shipyard International Co., Ltd. *	China	2,000,000	1,801,767
Hyundai Heavy Industries Co., Ltd.	South Korea	18,500	2,188,776
Weichai Power Co., Ltd.	China	650,000	1,544,243

			6,120,386

Marine 0.3%
China COSCO Holdings Co., Ltd.	China	132,000	63,875
China Shipping Container Lines Co., Ltd.	China	1,266,000	1,050,907

			1,114,782

Trading Companies & Distributors 1.2%
Samsung Corp.	South Korea	170,000	4,761,282

3

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.7%
Beijing Capital International Airport Co., Ltd.	China	1,650,000	$1,027,779
Sichuan Expressway Co., Ltd.	Hong Kong	7,500,000	1,245,150
Xiamen International Airport Co., Ltd. *	Hong Kong	4,000,000	808,221

			3,081,150

INFORMATION TECHNOLOGY 10.4%
Electronic Equipment & Instruments 0.6%
Hon Hai Precision Industry Co., Ltd.	Taiwan	270,704	1,603,756
LG Philips LCD Co., Ltd., ADR *	South Korea	61,100	1,086,969

			2,690,725

Internet Software & Services 0.5%
SINA Corp. *	Cayman Islands	30,000	640,800
Tom Online, Inc., ADR *	Cayman Islands	50,000	575,000
Webzen, Inc., ADR *	South Korea	160,000	692,800

			1,908,600

IT Services 0.6%
Patni Computer Systems, Ltd., ADR	India	50,000	662,500
Satyam Computer Services, ADR	India	50,000	1,762,500

			2,425,000

Semiconductors & Semiconductor Equipment 8.7%
Advanced Semiconductor Engineering, Inc., ADR	Taiwan	150,000	676,500
ASE Test, Ltd. *	Singapore	253,500	1,997,580
Realtek Semiconductor Corp.	Taiwan	2,200,000	2,566,420
Samsung Electronics Co., Ltd.	South Korea	22,250	14,163,962
Semiconductor Manufacturing International Corp., ADR *	Cayman Islands	207,600	1,370,160
Siliconware Precision Industries Co., Ltd.	Taiwan	1,200,000	1,429,182
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,605,140	2,686,181
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	449,076	3,893,486
United Microelectronics Corp.	Taiwan	8,396,810	4,615,604
VIA Technologies, Inc. *	Taiwan	3,011,000	2,252,779

			35,651,854

MATERIALS 14.2%
Chemicals 0.3%
Taiwan Fertilizer Co., Ltd.	Taiwan	698,000	1,119,068

Construction Materials 1.8%
Cemex SA de CV, ADR	Mexico	130,000	3,681,600
India Cements, Ltd. *	India	403,988	1,589,889
Lafarge Malayan Cement Berhad	Malaysia	2,000,000	404,648
Ultratech Cement, Ltd.	India	104,823	1,600,523

			7,276,660

Metals & Mining 11.7%
Aluminum Corporation of China, Ltd., ADR	China	42,500	2,859,825
Aneka Tambang	Indonesia	3,800,000	2,172,622
Anglo Platinum, Ltd.	South Africa	30,405	3,117,876
AngloGold Ashanti, Ltd., ADR	South Africa	45,000	2,186,550
Companhia Vale do Rio Doce, ADR	Brazil	120,000	2,784,000
Compania de Minas Buenaventura SA, ADR	Peru	50,000	1,455,500
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	50,000	2,728,000
Gold Fields, Ltd., ADR	South Africa	135,000	2,814,750
Grupo Mexico SA de CV	Mexico	1,500,000	4,858,277
Harmony Gold Mining Co., Ltd., ADR *	South Africa	90,000	1,287,000
Hindalco Industries, Ltd. *	India	600,000	2,064,516
Hindalco Industries, Ltd. * - Indian Exchange	India	150,000	261,613

4

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Impala Platinum Holdings, Ltd.	South Africa	26,863	$4,966,152
Industrias Penoles SA de CV	Mexico	250,000	2,008,271
International Nickel Indonesia	Indonesia	200,000	438,703
Jiangxi Copper Co., Ltd	China	1,745,000	1,666,364
JSC MMC Norilsk Nickel Group, ADR	Russia	30,000	4,095,000
Polyus Gold, ADR * +	Russia	30,000	1,335,000
POSCO	South Korea	13,090	3,193,351
Tata Iron & Steel Co., Ltd.	India	150,000	1,593,710

			47,887,080

Paper & Forest Products 0.4%
Empresas CMPC SA	Chile	70,000	1,932,686

TELECOMMUNICATION SERVICES 10.8%
Diversified Telecommunication Services 3.5%
Brasil Telecom SA	Brazil	100,000,000	1,287,060
China Netcom Group Corp., Ltd.	Hong Kong	650,000	1,186,805
China Telecom Corp., Ltd.	China	3,500,000	1,162,629
KT Corp.	South Korea	125,000	5,130,353
Tele Norte Leste Participacoes SA	Brazil	36,200	1,031,671
Telefonica Data Argentina SA * +	Argentina	2,800	0
Telefonica de Argentina SA, ADR *	Argentina	76,400	948,888
Telefonos de Mexico SA de CV, ADR	Mexico	50,000	1,172,000
Telkom SA, Ltd.	South Africa	113,500	2,145,809

			14,065,215

Wireless Telecommunication Services 7.3%
America Movil SA de CV, Ser. L, ADR	Mexico	170,000	6,082,600
China Mobile (Hong Kong), Ltd.	Hong Kong	520,000	3,349,485
China Mobile (Hong Kong), Ltd., ADR	Hong Kong	95,000	3,071,350
China Unicom, Ltd., ADR	Hong Kong	750,000	6,810,000
Mobile TeleSystems, ADR	Russia	34,000	1,085,960
MTN Group, Ltd.	South Africa	369,100	2,830,701
Reliance Communication Ventures, Ltd. *	India	540,000	3,010,645
SK Telecom Co., Ltd.	South Korea	8,720	1,812,292
Telemig Celular Participacoes SA, ADR	Brazil	3,100	106,640
Tim Participacoes SA	Brazil	399,200,000	1,504,684
Vivo Participacoes SA, ADR	Brazil	100,000	252,000

			29,916,357

UTILITIES 4.3%
Electric Utilities 2.8%%
Korea Electric Power Corp.	South Korea	106,000	3,973,197
Korea Electric Power Corp., ADR	South Korea	80,000	1,531,200
RAO Unifed Energy System of Russia, GDR	Russia	80,000	5,880,000
Reliance Energy, Ltd.	India	40,500	393,677
Sayanoshushinskaya Corp. *	Russia	21,000	17,797

			11,795,871

Independent Power Producers & Energy Traders 1.3%
Companhia Paranaense de Energia, ADR	Brazil	300,000	3,051,000
Huaneng Power International, Inc., ADR	China	30,000	782,700
Zhejiang Southeast Electric Power Co., Ltd.	China	3,800,013	1,459,205

			5,292,905

Multi-Utilities 0.2%
YTL Power International Berhad	Malaysia	1,204,200	635,436

Total Common Stocks (cost $281,278,389)			388,735,454

5

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS 5.0%
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
OAO Surgutneftegaz	Russia	2,000,000	$2,125,000
OAO Transneft  +	Russia	1,600	2,886,400
Petroleo Brasileiro SA, ADR	Brazil	55,000	4,556,200

			9,567,600

FINANCIALS 0.7%
Commercial Banks 0.7%
Banco Itau Holding Financeira SA	Brazil	96,000	2,936,704

MATERIALS 1.0%
Metals & Mining 1.0%
Companhia Vale do Rio Doce, ADR	Brazil	200,000	3,980,000

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telemar Norte Leste SA	Brazil	49,881	985,697

UTILITIES 0.7%
Electric Utilities 0.7%
Centrais Eletricas Brasileiras SA, Class B	Brazil	150,000,000	3,006,206

Total Preferred Stocks (cost $7,151,263)			20,476,207

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 *  + (cost $0)	Thailand	103,579	0

Total Investments (cost $288,429,652) 100.1%			409,211,661
Other Assets and Liabilities (0.1%)			(339,362)

Net Assets 100.0%			$408,872,299

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

6

EVERGREEN EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:

South Korea	15.8%
Brazil	10.9%
Russia	10.4%
Taiwan	9.9%
South Africa	8.5%
Mexico	7.8%
India	6.7%
China	5.3%
Hong Kong	4.8%
Indonesia	3.7%
Malaysia	3.0%
Philippines	2.0%
Argentina	1.9%
Thailand	1.4%
Turkey	1.1%
Hungary	0.9%
Singapore	0.7%
Cayman Islands	0.7%
United States	0.7%
Bermuda	0.6%
Israel	0.6%
United Kingdom	0.5%
Chile	0.5%
Netherlands	0.4%
Colombia	0.4%
Peru	0.4%
Czech Republic	0.3%
Egypt	0.1%

100.0%

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $289,482,832. The gross unrealized appreciation and depreciation on securities based on tax cost was $132,951,497 and $13,222,668, respectively, with a net unrealized appreciation of $119,728,829.

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, Class B þ	France	15,621	$949,025

Automobiles 1.5%
Toyota Motor Corp.	Japan	38,000	2,008,110

Hotels, Restaurants & Leisure 1.1%
Brinker International, Inc.	United States	14,838	480,751
Darden Restaurants, Inc.	United States	16,582	560,472
Mitchells & Butlers plc	United Kingdom	44,500	440,591

			1,481,814

Household Durables 1.8%
Barratt Developments plc	United Kingdom	18,500	334,885
Black & Decker Corp.	United States	3,997	281,828
Daito Trust Construction Co. *	Japan	4,400	239,041
Makita Corp. þ	Japan	34,400	1,127,918
Sony Corp.	Japan	8,400	386,763

			2,370,435

Media 3.0%
Omnicom Group, Inc.	United States	9,042	800,307
Time Warner, Inc.	United States	77,689	1,281,869
Vivendi Universal * þ	France	33,274	1,126,787
Walt Disney Co.	United States	27,315	810,982

			4,019,945

Multi-line Retail 0.9%
J.C. Penney Co., Inc.	United States	12,046	758,416
Marks & Spencer Group plc	United Kingdom	47,100	524,846

			1,283,262

Specialty Retail 1.4%
Aoyama Trading Co., Ltd.	Japan	17,800	554,140
Best Buy Co., Inc.	United States	9,701	439,844
Lowe’s Cos.	United States	32,778	929,256

			1,923,240

CONSUMER STAPLES 8.3%
Beverages 2.3%
Asahi Breweries, Ltd. * þ	Japan	38,000	554,715
Coca-Cola Enterprises, Inc.	United States	28,728	616,503
Constellation Brands, Inc., Class A *	United States	14,096	344,788
Diageo plc	United Kingdom	92,500	1,626,042

			3,142,048

Food & Staples Retailing 1.6%
Delhaize Group þ	Belgium	6,600	480,136
Kroger Co.	United States	54,600	1,251,978
Wal-Mart Stores, Inc.	United States	10,982	488,699

			2,220,813

Food Products 0.9%
Archer-Daniels-Midland Co.	United States	17,691	778,404
Dean Foods Co. *	United States	9,898	371,472

			1,149,876

Household Products 2.0%
Procter & Gamble Co.	United States	21,585	1,213,077
Reckitt Benckiser plc	United Kingdom	36,690	1,472,253

			2,685,330

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.5%
Altria Group, Inc.	United States	7,987	$638,720
British American Tobacco plc	United Kingdom	34,000	916,528
Japan Tobacco, Inc.	Japan	130	497,667

			2,052,915

ENERGY 9.8%
Energy Equipment & Services 0.9%
Nabors Industries, Ltd. *	Bermuda	22,484	794,135
Rowan Companies, Inc.	United States	10,738	363,696

			1,157,831

Oil, Gas & Consumable Fuels 8.9%
BP plc	United Kingdom	149,247	1,798,314
Chevron Corp.	United States	10,534	692,927
ConocoPhillips	United States	6,253	429,206
Eni SpA r	Italy	63,398	1,944,441
Exxon Mobil Corp.	United States	42,299	2,865,334
Marathon Oil Corp.	United States	9,446	856,185
Norsk Hydro ASA þ	Norway	31,800	904,040
Petro-Canada	Canada	13,400	598,977
Statoil ASA	Norway	24,700	732,289
Talisman Energy, Inc.	Canada	37,600	638,989
Valero Energy Corp.	United States	7,354	495,880

			11,956,582

FINANCIALS 26.7%
Capital Markets 3.0%
Daiwa Securities Group, Inc. * þ	Japan	55,000	614,389
Deutsche Bank AG	Germany	9,361	1,079,186
Goldman Sachs Group, Inc.	United States	8,792	1,342,978
Lehman Brothers Holdings, Inc.	United States	15,132	982,823

			4,019,376

Commercial Banks 9.7%
Australia & New Zealand Banking Group, Ltd. þ	Australia	32,000	618,726
Barclays plc	United Kingdom	43,600	511,501
BNP Paribas SA þ	France	14,008	1,363,509
Commerzbank AG	Germany	7,800	273,405
Credit Agricole SA	France	8,800	353,867
Credit Suisse Group	Switzerland	11,700	655,466
DnB NOR ASA	Norway	49,200	623,422
HBOS plc	United Kingdom	23,400	425,989
HSBC Holdings plc - Hong Kong Exchange þ	United Kingdom	68,500	1,235,974
Lloyds TSB Group plc	United Kingdom	143,440	1,444,306
Mitsubishi UFJ Financial Group, Inc.	Japan	31	437,933
Mizuho Financial Group, Inc.	Japan	98	822,969
National City Corp.	United States	15,929	573,444
Royal Bank of Canada þ	Canada	12,900	524,755
Societe Generale þ	France	7,900	1,178,683
Sumitomo Trust & Banking Co., Ltd.	Japan	106,000	1,124,936
The Bank of Fukuoka, Ltd. * þ	Japan	65,000	484,064
United Overseas Bank, Ltd.	Singapore	50,000	494,093

			13,147,042

Consumer Finance 0.2%
Acom Co., Ltd. þ	Japan	4,830	219,019

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 6.6%
Bank of America Corp.	United States	35,355	$1,821,843
CIT Group, Inc.	United States	14,783	678,688
Citigroup, Inc.	United States	44,005	2,125,882
Fortis þ	Belgium	29,900	1,062,564
ING Groep NV	Netherlands	50,700	2,058,206
JPMorgan Chase & Co.	United States	24,224	1,105,099

			8,852,282

Insurance 5.1%
ACE, Ltd.	Cayman Islands	21,896	1,128,301
Aegon NV	Netherlands	53,700	911,646
Allstate Corp.	United States	13,941	792,128
American International Group, Inc.	United States	7,396	448,715
Aviva plc	United Kingdom	56,000	751,126
AXA SA þ	France	31,300	1,079,531
MetLife, Inc.	United States	10,555	548,860
Power Corporation of Canada þ	Canada	13,100	354,257
St. Paul Travelers Companies, Inc.	United States	17,744	812,675

			6,827,239

Real Estate Investment Trusts 0.7%
Corio NV	Netherlands	4,400	294,799
Nippon Building Fund, Inc. þ	Japan	15	147,809
Simon Property Group, Inc.	United States	6,555	560,649

			1,003,257

Real Estate Management & Development 0.2%
Henderson Land Development Co., Ltd þ	Hong Kong	61,000	334,434

Thrifts & Mortgage Finance 1.2%
Fannie Mae	United States	6,045	289,616
Golden West Financial Corp.	United States	5,459	402,110
PMI Group, Inc.	United States	21,122	896,840

			1,588,566

HEALTH CARE 10.7%
Biotechnology 1.8%
Amgen, Inc. *	United States	20,721	1,445,083
CSL, Ltd.	Australia	24,100	973,479

			2,418,562

Health Care Equipment & Supplies 1.0%
Becton, Dickinson & Co.	United States	8,040	529,997
Phonak Holding AG *	Switzerland	5,200	328,287
Terumo Corp.	Japan	13,300	480,157

			1,338,441

Health Care Providers & Services 1.5%
Aetna, Inc.	United States	7,242	228,050
Caremark Rx, Inc. *	United States	6,886	363,581
CIGNA Corp.	United States	4,176	381,060
McKesson Corp.	United States	18,795	947,080
Oriola-KD Oyj, Ser. B þ	Finland	19,400	47,333

			1,967,104

Pharmaceuticals 6.4%
GlaxoSmithKline plc	United Kingdom	69,034	1,909,934
Johnson & Johnson	United States	19,246	1,203,837
Merck & Co., Inc.	United States	11,197	450,903
Novartis AG	Switzerland	9,811	557,212

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Orion Oyj, Ser. B þ	Finland	19,400	$326,373
Pfizer, Inc.	United States	46,864	1,217,995
Roche Holding AG	Switzerland	6,734	1,198,250
Sanofi-Aventis SA	France	9,980	949,123
Takeda Pharmaceutical Co., Ltd.	Japan	13,500	871,158

			8,684,785

INDUSTRIALS 9.7%
Aerospace & Defense 2.0%
BAE Systems plc	United Kingdom	84,721	565,410
Boeing Co.	United States	8,780	679,748
Lockheed Martin Corp.	United States	8,102	645,567
Northrop Grumman Corp.	United States	11,747	777,534

			2,668,259

Commercial Services & Supplies 0.3%
Manpower, Inc.	United States	7,836	466,085

Industrial Conglomerates 1.7%
General Electric Co.	United States	41,735	1,364,317
Hutchison Whampoa, Ltd.	Hong Kong	44,000	401,202
Orkla ASA	Norway	10,300	466,836

			2,232,355

Machinery 2.7%
Deere & Co.	United States	8,853	642,462
Ingersoll-Rand Co., Ltd., Class A	Bermuda	23,390	837,362
Kubota Corp. *	Japan	72,000	661,766
Paccar, Inc.	United States	6,278	506,948
Volvo AB, Class B þ	Sweden	19,300	1,021,405

			3,669,943

Marine 1.0%
Nippon Yusen Kabushiki Kaisha *	Japan	130,000	836,625
Orient Overseas International, Ltd. þ	Bermuda	125,200	494,668

			1,331,293

Road & Rail 1.0%
Central Japan Railway Co. þ	Japan	56	620,188
CSX Corp.	United States	12,202	740,417

			1,360,605

Trading Companies & Distributors 1.0%
Mitsui & Co., Ltd. *	Japan	41,000	624,609
Sumitomo Corp.	Japan	54,000	764,735

			1,389,344

INFORMATION TECHNOLOGY 9.7%
Communications Equipment 1.5%
Cisco Systems, Inc. *	United States	53,514	955,225
L.M. Ericsson Telephone Co., Ser. B *	Sweden	140,500	442,434
Motorola, Inc.	United States	12,275	279,379
QUALCOMM, Inc.	United States	9,984	352,036

			2,029,074

Computers & Peripherals 2.1%
Apple Computer, Inc. *	United States	2,917	198,239
Dell, Inc. *	United States	10,683	231,608
Hewlett-Packard Co.	United States	33,851	1,080,185

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
International Business Machines Corp.	United States	14,096	$1,091,171
Lexmark International, Inc., Class A *	United States	5,074	274,250

			2,875,453

Electronic Equipment & Instruments 0.5%
Hitachi, Ltd. þ	Japan	76,000	486,453
Jabil Circuit, Inc.	United States	7,982	184,384

			670,837

Internet Software & Services 0.2%
Google, Inc., Class A *	United States	513	198,326

IT Services 1.3%
Accenture, Ltd., Class A *	Bermuda	15,808	462,542
Capgemini SA þ	France	4,000	214,910
Computer Sciences Corp. *	United States	7,681	402,408
Fiserv, Inc. *	United States	9,920	433,107
Indra Sistemas SA	Spain	11,970	240,060

			1,753,027

Office Electronics 0.7%
Canon, Inc.	Japan	10,200	490,098
Neopost þ	France	2,825	307,638
Xerox Corp. *	United States	14,547	204,967

			1,002,703

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	United States	13,706	265,759
ASM Pacific Technology, Ltd. þ	Cayman Islands	32,000	160,820
Fujitsu, Ltd. þ	Japan	46,000	356,608
Intel Corp.	United States	23,110	415,980
NVIDIA Corp. *	United States	15,506	343,148
Texas Instruments, Inc.	United States	18,883	562,336
Tokyo Electron, Ltd. *	Japan	3,800	241,570

			2,346,221

Software 1.7%
Cadence Design Systems, Inc. *	United States	13,040	211,118
Microsoft Corp.	United States	65,268	1,568,390
Oracle Corp. *	United States	17,280	258,681
The Sage Group plc	United Kingdom	50,400	218,904

			2,257,093

MATERIALS 6.5%
Chemicals 0.9%
Ashland, Inc.	United States	6,703	445,817
Koninklijke DSM NV þ	Netherlands	13,000	508,150
Methanex Corp.	Canada	12,500	239,163

			1,193,130

Construction Materials 0.6%
CRH plc - Irish Exchange	Ireland	10,800	347,657
Rinker Group, Ltd.	Australia	48,800	492,145

			839,802

Metals & Mining 5.0%
Alcan, Inc.	Canada	9,300	424,173
Anglo American plc	United Kingdom	26,300	1,098,079
BHP Billiton, Ltd.	United Kingdom	58,291	1,104,180
BlueScope Steel, Ltd. þ	Australia	44,000	230,797
JFE Holdings, Inc. þ	Japan	8,000	319,512

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
NuCor Corp.	United States	13,720	$729,492
Phelps Dodge Corp.	United States	7,474	652,779
Sumitomo Metal Industries, Ltd. *	Japan	143,000	571,127
Teck Cominco, Ltd.	Canada	6,500	430,251
ThyssenKrupp AG	Germany	32,800	1,148,025

			6,708,415

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	United States	18,983	569,300
BellSouth Corp.	United States	4,873	190,875
BT Group plc	United Kingdom	122,800	545,405
Deutsche Telekom AG þ	Germany	30,654	473,805
Singapore Telecommunications	Singapore	249,000	408,520
Telefonica SA	Spain	22,000	372,081
Verizon Communications, Inc.	United States	33,196	1,122,689

			3,682,675

Wireless Telecommunication Services 1.3%
NTT DoCoMo, Inc.	Japan	175	254,851
Telus Corp. þ	Canada	11,040	464,021
Vodafone Group plc	United Kingdom	416,413	904,309
Vodafone Group plc  #	United Kingdom	475,900	133,354

			1,756,535

UTILITIES 4.2%
Electric Utilities 2.0%
E.ON AG	Germany	9,900	1,193,554
Endesa SA þ	Spain	5,600	191,426
Enel SpA þ	Italy	90,600	799,712
FirstEnergy Corp.	United States	8,736	489,216

			2,673,908

Independent Power Producers & Energy Traders 0.5%
TXU Corp.	United States	9,864	633,565

Multi-Utilities 1.7%
CenterPoint Energy, Inc.	United States	32,942	452,623
National Grid plc	United Kingdom	48,700	554,502
PG&E Corp.	United States	11,342	472,734
RWE AG	Germany	4,900	430,449
SUEZ þ	France	9,900	410,498
			2,320,806

Total Common Stocks (cost $106,312,810)			134,860,787

EXCHANGE TRADED FUND 0.7%
iShares MSCI Emerging Markets Index (cost $942,200)	United States	10,000	961,000

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 16.4%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
4.72%, 08/17/2006 ƒ †	United States	$125,000	$124,738
4.75%, 08/10/2006 ƒ †	United States	100,000	99,881

			224,619

		Shares	Value

MUTUAL FUND SHARES 16.2%
Evergreen Institutional U.S. Government Money Market Fund ø	United States	238,443	238,443
Evergreen Prime Cash Management Money Market Fund ø þþ	United States	21,631,034	21,631,034

			21,869,477

Total Short-Term Investments (cost $22,094,096)			22,094,096

Total Investments (cost $129,349,106) 117.1%			157,915,883
Other Assets and Liabilities (17.1%)			(23,026,373)

Net Assets 100.0%			$134,889,510

þ	All or a portion of this security is on loan.
*	Non-income producing security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	Delayed delivery shares received from spinoff
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:

United States	52.0%
United Kingdom	11.7%
Japan	10.7%
France	5.0%
Germany	2.9%
Netherlands	2.4%
Canada	2.3%
Italy	1.8%
Switzerland	1.7%
Norway	1.7%
Bermuda	1.6%
Australia	1.5%
Belgium	1.0%
Sweden	0.9%
Cayman Islands	0.8%
Singapore	0.6%
Spain	0.5%
Hong Kong	0.5%
Finland	0.2%
Ireland	0.2%

100.0%

At July 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2006	Unrealized Gain

September 2006	16 DJ Euro Stoxx 50 Index	$581,505	$591,200	$9,695
September 2006	1 FTSE 100 Index	56,465	59,160	2,695
September 2006	4 S&P 500 Index E-mini	832,290	833,170	880

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $129,357,727. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,599,652 and $3,041,496, respectively, with a net unrealized appreciation of $28,558,156.

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.1%
CONSUMER DISCRETIONARY 17.5%
Auto Components 1.1%
Continental AG	Germany	36,292	$3,708,753

Diversified Consumer Services 1.5%
ITT Educational Services, Inc. *	United States	36,800	2,481,056
Strayer Education, Inc.	United States	23,212	2,515,020

			4,996,076

Hotels, Restaurants & Leisure 0.8%
Enterprise Inns plc	United Kingdom	79,392	1,441,595
Groupe Flo *	France	62,006	621,771
Regent Inns plc	United Kingdom	538,693	797,519

			2,860,885

Household Durables 1.2%
Homestyle Group plc *	United Kingdom	286,491	656,951
Land of Leather Holdings plc	United Kingdom	169,058	778,490
Macintosh Retail Group NV	Netherlands	30,067	1,048,527
Topps Tiles plc	United Kingdom	341,850	1,660,387

			4,144,355

Leisure Equipment & Products 1.9%
Amer Sports Corp.	Finland	55,350	1,161,668
Photo-Me International plc	United Kingdom	1,555,919	3,008,345
Pool Corp.	United States	57,900	2,254,047

			6,424,060

Media 2.7%
Gestevision Telecinco SA	Spain	23,069	561,077
ITV plc	United Kingdom	618,629	1,123,881
Lamar Advertising Co., Class A *	United States	49,900	2,447,096
Promotora de Informaciones SA	Spain	87,573	1,410,627
Toho Co., Ltd.	Japan	38,300	799,900
Trinity Mirror plc	United Kingdom	135,802	1,136,539
Wegener NV	Netherlands	108,700	1,546,827

			9,025,947

Multi-line Retail 0.3%
Isetan Co., Ltd.	Japan	62,600	983,149

Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A	United States	43,600	2,309,056
American Eagle Outfitters, Inc.	United States	79,430	2,610,070
Carphone Warehouse Group plc *	United Kingdom	286,273	1,472,001
Electronics Boutique plc	United Kingdom	3,336,327	5,110,728
Gruppo Coin SpA *	Italy	557,073	2,983,405
O’Reilly Automotive, Inc. *	United States	80,500	2,282,175

			16,767,434

Textiles, Apparel & Luxury Goods 3.1%
Adidas-Salomon AG	Germany	112,260	5,237,002
Geox SpA *	Italy	180,630	2,145,852
Polo Ralph Lauren Corp., Class A	United States	32,444	1,850,606
Puma AG Rudolph Dassler Sport	Germany	3,400	1,233,067

			10,466,527

CONSUMER STAPLES 6.7%
Beverages 2.0%
C&C Group plc	Ireland	375,463	3,932,856
Davide Campari Milano SpA	Italy	241,702	2,371,201
Koninklijke Grolsch NV	Netherlands	11,022	408,306

			6,712,363

1

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.3%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	$2,045,982
Hain Celestial Group, Inc.	United States	105,600	2,280,960

			4,326,942

Personal Products 0.8%
Herbalife, Ltd. *	Cayman Islands	72,400	2,586,128

Tobacco 2.6%
Gallaher Group plc	United Kingdom	278,669	4,640,987
Swedish Match AB	Sweden	264,500	4,366,351

			9,007,338

ENERGY 4.7%
Energy Equipment & Services 1.3%
Cameron International Corp. *	United States	61,197	3,084,941
SBM Offshore NV	Netherlands	45,128	1,244,012

			4,328,953

Oil, Gas & Consumable Fuels 3.4%
Helix Energy Solutions, Inc. *	United States	69,200	2,698,108
Premier Oil plc *	United Kingdom	124,226	2,281,216
Southwestern Energy Co. *	United States	83,471	2,871,402
Star Energy Group plc	United Kingdom	168,820	1,002,885
Tullow Oil plc	United Kingdom	358,014	2,636,769

			11,490,380

FINANCIALS 7.5%
Capital Markets 1.7%
Affiliated Managers Group, Inc. *	United States	30,497	2,792,000
ICAP plc	United Kingdom	145,890	1,282,969
Man Group plc	United Kingdom	28,785	1,319,596
Schroders plc	United Kingdom	30,158	545,354

			5,939,919

Commercial Banks 2.9%
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	155,093	2,262,483
Cullen/Frost Bankers, Inc.	United States	41,200	2,419,264
Postal Savings Bank	Greece	53,421	1,147,797
Texas Capital Bancshares, Inc.	United States	40,500	1,535,355
The Bank of Yokohama, Ltd.	Japan	287,000	2,300,004

			9,664,903

Insurance 1.7%
NIPPONKOA Insurance Co., Ltd.	Japan	242,000	2,000,576
QBE Insurance Group, Ltd.	Australia	26,821	452,867
Unipol Assicurazioni SpA	Italy	1,129,303	3,260,212

			5,713,655

Real Estate Management & Development 1.2%
Creed Corp.	Japan	250	767,386
daVinci Advisors K.K. *	Japan	1,049	873,595
Patrizia Immobilien AG *	Germany	21,463	533,806
Tokyo Tatemono Co., Ltd.	Japan	196,000	1,979,228

			4,154,015

HEALTH CARE 8.3%
Biotechnology 0.6%
Cephalon, Inc. *	United States	31,200	2,051,088

2

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.1%
American Medical Systems Holdings, Inc. *	United States	118,000	$2,153,500
ArthroCare Corp. *	United States	55,021	2,423,125
Bausch & Lomb, Inc.	United States	46,500	2,199,450
Grifols SA	Spain	237,927	2,048,475
Hologic, Inc. *	United States	39,400	1,769,454

			10,594,004

Health Care Providers & Services 2.9%
Community Health Systems, Inc. *	United States	68,700	2,491,062
DaVita, Inc. *	United States	45,800	2,290,916
Manor Care, Inc.	United States	63,000	3,153,150
VCA Antech, Inc. *	United States	50,900	1,779,973

			9,715,101

Life Sciences Tools & Services 1.1%
Nektar Therapeutics *	United States	67,100	1,093,730
Qiagen NV	Netherlands	160,800	2,442,552

			3,536,282

Pharmaceuticals 0.6%
Eurofins Scientific SA *	France	31,132	2,061,972

INDUSTRIALS 22.8%
Aerospace & Defense 1.3%
BAE Systems plc	United Kingdom	264,232	1,763,429
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	32,375	1,117,909
Showa Aircraft Industry Co., Ltd.	Japan	109,000	1,476,145

			4,357,483

Air Freight & Logistics 0.3%
Business Post Group plc	United Kingdom	109,273	916,047

Airlines 0.3%
Korean Air Co., Ltd.	South Korea	26,480	880,264

Commercial Services & Supplies 7.6%
Amadeus Fire AG	Germany	1,399	19,032
Arrk Corp.	Japan	43,500	861,086
Brady Corp.	United States	66,200	2,234,912
Buhrmann NV	Netherlands	191,823	2,646,375
ChoicePoint, Inc. *	United States	56,300	1,923,208
Corporate Services Group plc	United Kingdom	4,601,422	660,167
Danka Business Systems plc, ADR *	United Kingdom	183,075	214,198
Diamond Lease Co., Ltd.	Japan	28,500	1,332,113
Groupe Crit SA	France	15,393	727,532
Labor Ready, Inc. *	United States	98,000	1,598,380
Societe BIC SA	France	38,815	2,328,880
Spring Group plc	United Kingdom	75,338	60,166
USG People NV	Netherlands	105,118	7,365,135
Vedior NV	Netherlands	128,692	2,419,838
WNS Holdings, Ltd.	India	52,600	1,320,260

			25,711,281

Construction & Engineering 3.3%
Bilfinger Berger AG	Germany	29,977	1,565,785
Impregilo SpA	Italy	244,394	840,569
Koninklijke Bam Groep NV	Netherlands	67,698	1,379,315
Koninklijke Boskalis Westminster NV	Netherlands	67,027	4,255,329
Okumura Corp.	Japan	389,000	2,025,141
Tecnicas Reunidas SA	Spain	41,719	1,055,179

			11,121,318

3

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 2.5%
Carbone Lorraine SA	France	49,430	$2,588,818
Leoni AG	Germany	32,438	1,268,365
Roper Industries, Inc.	United States	55,800	2,522,160
Thomas & Betts Corp. *	United States	45,600	2,158,248

			8,537,591

Industrial Conglomerates 0.8%
McDermott International, Inc. *	United States	58,450	2,661,813

Machinery 3.6%
Aker Yards ASA	Norway	29,200	2,034,992
Charter plc *	United Kingdom	288,630	4,211,073
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	715,000	2,013,909
IWKA AG	Germany	20,891	504,635
Kawasaki Heavy Industries, Ltd.	Japan	148,000	449,130
Kennametal, Inc.	United States	32,500	1,730,625
THK Co., Ltd.	Japan	53,100	1,412,296

			12,356,660

Road & Rail 0.6%
Landstar System, Inc.	United States	52,300	2,232,687

Trading Companies & Distributors 1.8%
Ashtead Group plc *	United Kingdom	1,470,652	3,818,784
Hagemeyer NV *	Netherlands	451,960	2,188,095

			6,006,879

Transportation Infrastructure 0.7%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	187,564	2,383,963

INFORMATION TECHNOLOGY 11.3%
Communications Equipment 1.9%
Arris Group, Inc. *	United States	206,700	2,209,623
F5 Networks, Inc. *	United States	53,100	2,460,654
Sierra Wireless, Inc. *	Canada	43,100	533,251
Sonus Networks, Inc. *	United States	283,800	1,271,424

			6,474,952

Computers & Peripherals 0.9%
Bull SA *	France	224,432	1,356,041
Logitech International SA	Switzerland	84,326	1,712,899

			3,068,940

Electronic Equipment & Instruments 1.5%
Barco NV	Belgium	8,100	692,728
Daktronics, Inc. *	United States	48,152	1,354,997
Itron, Inc. *	United States	32,600	1,517,204
Nidec Corp. *	Japan	19,400	1,377,074

			4,942,003

Internet Software & Services 1.2%
Akamai Technologies, Inc. *	United States	40,100	1,589,163
WebEx Communications, Inc. *	United States	73,200	2,509,296

			4,098,459

IT Services 2.4%
Altran Technologies SA *	France	93,205	1,106,068
Cognizant Technology Solutions Corp., Class A *	United States	23,600	1,545,564
Getronics NV	Netherlands	67,671	688,950
Global Payments, Inc.	United States	58,700	2,497,098
MoneyGram International, Inc.	United States	80,829	2,477,409

			8,315,089

4

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 1.4%
Neopost	France	43,368	$4,722,705

Semiconductors & Semiconductor Equipment 1.2%
Advantest Corp.	Japan	105,000	1,347,809
Fairchild Semiconductor International, Inc., Class A *	United States	127,800	2,090,808
SiRF Technology Holdings, Inc. *	United States	40,800	779,280

			4,217,897

Software 0.8%
Amdocs, Ltd. *	United States	70,800	2,568,624

MATERIALS 4.2%
Chemicals 3.2%
Mitsubishi Gas Chemical Co., Inc.	Japan	180,000	1,809,810
NOVA Chemicals Corp	Canada	85,400	2,525,278
Sumitomo Bakelite Co., Ltd.	Japan	141,000	1,240,628
Tokuyama Corp.	Japan	138,000	1,832,780
Toray Industries, Inc.	Japan	254,000	2,133,002
Umicore SA	Belgium	9,387	1,187,704

			10,729,202

Metals & Mining 1.0%
Eldorado Gold Corp. - Canadian Exchange *	Canada	99,400	469,087
Glamis Gold, Ltd. *	Canada	55,500	2,042,955
Harmony Gold Mining Co., Ltd., ADR *	South Africa	34,973	500,114
Randgold Resources, Ltd., ADR *	Channel Islands	22,238	494,351

			3,506,507

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 1.3%
eircom Group plc - Dublin Exchange	Ireland	955,025	2,671,689
FastWeb SpA	Italy	6,501	251,539
Time Warner Telecom, Inc. *	United States	78,400	1,313,200

			4,236,428

Wireless Telecommunication Services 2.3%
Leap Wireless International, Inc. *	United States	58,762	2,626,661
NII Holdings, Inc., Class B *	United States	49,200	2,596,776
Option NV *	Belgium	40,169	973,900
StarHub, Ltd.	Singapore	786,000	1,075,451
Tim Participacoes SA, ADR	Brazil	20,489	508,127

			7,780,915

UTILITIES 5.5%
Gas Utilities 0.3%
China Gas Holdings, Ltd. *	Hong Kong	6,558,000	1,054,999

Water Utilities 5.2%
AWG plc	United Kingdom	229,316	5,534,740
Kelda Group plc	United Kingdom	251,422	3,907,751
Pennon Group plc	United Kingdom	485,346	4,488,043
Sociedad General de Aguas de Barcelona SA	Spain	137,439	3,774,639

			17,705,173

Total Common Stocks (cost $267,468,147)			311,848,110

SHORT-TERM INVESTMENTS 4.9%
MUTUAL FUND SHARES 4.9%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $16,617,923)	United States	16,617,923	16,617,923

Total Investments (cost $284,086,070) 97.0%			328,466,033
Other Assets and Liabilities 3.0%			10,018,188

Net Assets 100.0%			$338,484,221

5

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:

United States	34.1%
United Kingdom	18.1%
Japan	9.3%
Netherlands	8.9%
France	5.0%
Germany	4.5%
Italy	3.8%
Spain	3.6%
Ireland	2.8%
Canada	1.8%
Sweden	1.4%
Switzerland	1.2%
Belgium	0.9%
Cayman Islands	0.8%
Norway	0.7%
Brazil	0.5%
India	0.4%
Finland	0.4%
Greece	0.4%
Singapore	0.3%
Hong Kong	0.3%
South Korea	0.3%
South Africa	0.2%
Channel Islands	0.2%
Australia	0.1%

100.0%

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $284,315,509. The gross unrealized appreciation and depreciation on securities based on tax cost was $56,677,816 and $12,527,292, respectively, with a net unrealized appreciation of $44,150,524.

6

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.3%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.0%
Continental AG	Germany	12,110	$1,237,545

Automobiles 1.2%
Toyota Motor Corp.	Japan	688,600	36,389,065

Hotels, Restaurants & Leisure 1.1%
Ladbrokes plc	United Kingdom	1,093,250	7,888,389
Sodexho Alliance SA *	France	515,234	26,148,698

			34,037,087

Household Durables 0.9%
Koninklijke Philips Electronics NV	Netherlands	487,583	16,100,379
Sharp Corp.	Japan	714,000	12,060,327

			28,160,706

Leisure Equipment & Products 0.3%
Photo-Me International plc	United Kingdom	4,872,675	9,421,241

Media 2.3%
Axel Springer Verlag AG	Germany	19,766	2,755,938
Edipresse SA	Switzerland	2,795	1,280,829
Lagardere Groupe	France	57,088	4,003,540
PagesJaunes SA	France	221,597	6,235,989
Television Broadcasts, Ltd.	Hong Kong	2,190,000	13,401,865
Toho Co., Ltd.	Japan	246,100	5,139,826
Trinity Mirror plc	United Kingdom	112,761	943,707
Vivendi Universal *	France	1,092,300	36,989,516

			70,751,210

Multi-line Retail 0.6%
NEXT plc	United Kingdom	367,777	11,734,721
Takashimaya Co., Ltd.	Japan	535,000	6,442,860

			18,177,581

Specialty Retail 0.5%
Kingfisher plc	United Kingdom	2,387,128	10,903,223
Yamada Denki Co., Ltd.	Japan	34,900	3,393,373

			14,296,596

Textiles, Apparel & Luxury Goods 1.1%
Adidas-Salomon AG	Germany	239,852	11,189,253
Christian Dior SA	France	188,670	18,810,604
Geox SpA	Italy	360,035	4,277,152

			34,277,009

CONSUMER STAPLES 13.2%
Beverages 4.5%
Diageo plc	United Kingdom	3,080,485	54,151,320
Foster’s Group, Ltd.	Australia	1,387,275	5,715,206
Heineken NV	Netherlands	1,157,422	54,423,259
Scottish & Newcastle plc	United Kingdom	1,678,193	16,741,081
Wolverhampton & Dudley Breweries plc	United Kingdom	287,150	6,957,434

			137,988,300

Food & Staples Retailing 2.0%
Carrefour SA	France	1,002,850	62,527,603

Food Products 3.3%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	3,781	7,606,546
Cresud S.A.C.I.F.	Argentina	201,465	3,110,620
Ezaki Glico Co., Ltd.	Japan	491,000	5,257,885

1

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Lotte Confectionery Co., Ltd.	South Korea	3,234	$4,164,820
Nestle SA	Switzerland	252,544	82,744,967

			102,884,838

Household Products 0.5%
Kao Corp.	Japan	588,000	15,280,052

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	483,000	9,645,258

Tobacco 2.6%
British American Tobacco plc	United Kingdom	2,055,179	55,400,834
Japan Tobacco, Inc.	Japan	2,046	7,832,518
Swedish Match AB	Sweden	916,445	15,128,624

			78,361,976

ENERGY 10.4%
Oil, Gas & Consumable Fuels 10.4%
BP plc	United Kingdom	10,255,087	123,566,113
Eni SpA	Italy	1,670,357	51,230,483
Petroleo Brasileiro SA, ADR	Brazil	77,055	7,079,814
Royal Dutch Shell plc, Class A	United Kingdom	691,027	24,385,255
Statoil ASA	Norway	660,900	19,593,913
Total SA, Class B	France	1,406,516	95,673,416

			321,528,994

FINANCIALS 26.5%
Capital Markets 2.7%
Compagnie Nationale a Portefeuille	Belgium	10,737	3,834,839
Deutsche Bank AG	Germany	458,954	52,910,682
UBS AG	Switzerland	454,222	24,708,643

			81,454,164

Commercial Banks 13.2%
ABN AMRO Holding NV	Netherlands	836,450	23,153,993
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	1,072,419	15,644,353
Banco Macro Bansud SA, ADR	Argentina	92,903	1,876,641
BNP Paribas SA	France	506,365	49,288,505
Chinatrust Financial Holding Co., Ltd.	Taiwan	11,123,000	8,661,714
DBS Group Holdings, Ltd.	Singapore	266,000	3,081,196
HBOS plc	United Kingdom	642,102	11,689,238
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	1,013,511	18,287,194
HSBC Holdings plc - London Exchange	United Kingdom	2,161,433	39,206,794
Lloyds TSB Group plc	United Kingdom	2,361,000	23,773,059
Mitsubishi UFJ Financial Group, Inc.	Japan	2,839	40,106,213
Mizuho Financial Group, Inc.	Japan	4,542	38,142,106
Royal Bank of Scotland Group plc	United Kingdom	2,232,825	72,661,299
Sumitomo Mitsui Financial Group	Japan	1,648	17,532,679
Sumitomo Trust & Banking Co., Ltd.	Japan	1,260,000	13,371,877
The Bank of Yokohama, Ltd.	Japan	2,299,000	18,424,077
The Chiba Bank, Ltd.	Japan	1,356,000	13,267,338

			408,168,276

Diversified Financial Services 3.6%
Groupe Bruxelles Lambert SA *	Belgium	162,475	17,122,512
Guoco Group, Ltd.	Bermuda	1,531,000	18,324,357
IFIL Investments SpA	Italy	2,128,755	12,399,881
ING Groep NV	Netherlands	991,346	40,244,463

2

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
Instituto Finanziario Industriale SpA *	Italy	392,617	$8,997,431
Pargesa Holdings SA	Switzerland	148,068	14,136,088

			111,224,732

Insurance 3.6%
Allianz AG	Germany	42,556	6,685,321
Amlin plc	United Kingdom	1,151,897	5,358,131
Baloise-Holding AG	Switzerland	147,446	11,740,571
Catlin Group, Ltd.	Bermuda	817,573	6,689,613
CNP Assurances	France	242,370	23,080,941
Irish Life & Permanent plc - Dublin Exchange	Ireland	666,916	15,377,132
Irish Life & Permanent plc - London Exchange	Ireland	262,902	6,078,542
Mitsui Sumitomo Insurance Co., Ltd.	Japan	1,434,000	16,881,622
Sompo Japan Insurance, Inc.	Japan	589,000	7,956,058
Swiss Reinsurance Co.	Switzerland	88,811	6,386,166
TrygVesta A/S *	Denmark	71,405	4,327,057

			110,561,154

Real Estate Management & Development 3.4%
British Land Co. plc	United Kingdom	1,422,603	36,328,926
Chinese Estates (Holdings), Ltd.	Bermuda	5,918,000	6,184,457
Hysan Development Co., Ltd.	Hong Kong	4,396,000	12,361,743
IRSA-Inversiones y Representaciones SA *	Argentina	400,975	4,647,300
IVG Immobilien AG	Germany	745,025	23,792,378
Mitsubishi Estate Co., Ltd.	Japan	370,000	7,662,961
Shun Tak Holdings, Ltd.	Hong Kong	4,890,000	6,305,902
Tokyo Tatemono Co., Ltd.	Japan	785,000	7,927,011

			105,210,678

HEALTH CARE 5.9%
Pharmaceuticals 5.9%
AstraZeneca plc	United Kingdom	192,356	11,746,838
GlaxoSmithKline plc	United Kingdom	2,884,054	79,791,893
Novartis AG	Switzerland	568,189	32,270,088
Roche Holding AG	Switzerland	287,618	51,178,828
Teva Pharmaceutical Industries, Ltd., ADR *	Israel	187,749	6,210,737

			181,198,384

INDUSTRIALS 8.9%
Aerospace & Defense 1.0%
BAE Systems plc	United Kingdom	4,610,773	30,771,332

Building Products 1.0%
Assa Abloy AB, Class B	Sweden	470,600	7,735,998
Compagnie de Saint-Gobain SA *	France	307,230	21,938,272

			29,674,270

Commercial Services & Supplies 0.3%
USG People NV	Netherlands	115,114	8,065,509

Construction & Engineering 0.6%
Bilfinger Berger AG	Germany	185,399	9,683,927
Koninklijke Boskalis Westminster NV	Netherlands	44,293	2,812,020
Okumura Corp.	Japan	1,440,000	7,496,665

			19,992,612

Electrical Equipment 1.9%
Alstom SA *	France	315,270	27,365,230
Carbone Lorraine SA	France	25,952	1,359,195

3

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Mitsubishi Electric Corp.	Japan	1,904,000	$14,943,100
Schneider Electric SA	France	149,039	15,325,787

			58,993,312

Industrial Conglomerates 1.7%
Far Eastern Textile, Ltd.	Taiwan	3,099,080	2,332,875
Fraser & Neave, Ltd.	Singapore	1,268,000	3,245,000
Keppel Corp., Ltd.	Singapore	2,001,000	19,393,342
Melco International Development, Ltd.	Hong Kong	1,985,000	4,368,449
Siemens AG	Germany	308,067	24,835,354

			54,175,020

Machinery 1.6%
Fanuc, Ltd.	Japan	118,000	9,837,192
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	1,965,000	5,534,729
KCI Konecranes International Oyj	Finland	277,700	5,108,170
Komatsu, Ltd.	Japan	697,000	14,009,897
THK Co., Ltd.	Japan	530,500	14,109,658

			48,599,646

Road & Rail 0.7%
Central Japan Railway Co.	Japan	1,835	20,322,215

Transportation Infrastructure 0.1%
Macquarie Infrastructure Group	Australia	1,209,181	2,518,531
Sydney Roads Group *	Australia	403,060	317,903

			2,836,434

INFORMATION TECHNOLOGY 3.1%
Electronic Equipment & Instruments 0.1%
Barco NV	Belgium	16,339	1,397,343

Office Electronics 1.3%
Canon, Inc.	Japan	316,500	15,207,456
Neopost	France	234,199	25,503,889

			40,711,345

Software 1.7%
Nintendo Co., Ltd.	Japan	279,700	52,220,423

MATERIALS 5.5%
Chemicals 3.4%
Akzo Nobel NV	Netherlands	255,459	14,214,647
BASF AG	Germany	181,764	14,630,000
Bayer AG	Germany	121,587	5,990,510
Hitachi Chemical Co., Ltd.	Japan	287,100	6,997,554
Lonza Group AG	Switzerland	288,452	19,581,690
Sanyo Chemical Industries, Ltd.	Japan	528,000	3,899,856
Sumitomo Bakelite Co., Ltd.	Japan	325,000	2,859,603
Sumitomo Chemical Co., Ltd.	Japan	909,000	7,181,635
Tokuyama Corp.	Japan	246,000	3,267,129
Toray Industries, Inc.	Japan	2,602,000	21,850,673
Umicore SA	Belgium	29,263	3,702,545

			104,175,842

Construction Materials 0.7%
Cemex SA de CV, ADR	Mexico	201,284	5,700,363
CRH plc - London Exchange	Ireland	277,862	8,955,161
Imerys	France	114,187	8,292,283

			22,947,807

4

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.4%
Barrick Gold Corp.	Canada	515,018	$15,862,554
BHP Billiton, Ltd.	United Kingdom	859,859	16,287,916
Evraz Group SA, GDR	Luxembourg	128,580	3,085,920
Meridian Gold, Inc. *	Canada	202,071	5,459,959
Polyus Gold, ADR * †	Russia	80,284	3,572,638

			44,268,987

TELECOMMUNICATION SERVICES 8.2%
Diversified Telecommunication Services 5.7%
BCE, Inc.	Canada	395,463	9,020,282
Bell Aliant Regional Communications Income Fund	Canada	31,335	971,977
Chunghwa Telecom Co., Ltd.	Taiwan	9,514,000	17,519,520
Chunghwa Telecom Co., Ltd., ADR	Taiwan	147,633	2,741,545
Deutsche Telekom AG *	Germany	1,036,699	16,023,783
Koninklijke KPN NV	Netherlands	1,208,237	13,720,846
KT Corp.	South Korea	64,600	2,651,366
Telecom Italia SpA *	Italy	4,225,695	11,362,587
Telefonica SA	Spain	4,769,130	80,659,242
Telenor ASA	Norway	1,764,200	22,497,799

			177,168,947

Wireless Telecommunication Services 2.5%
Bouygues SA	France	248,990	12,432,961
China Unicom, Ltd.	Hong Kong	3,828,000	3,487,995
Sistema JSFC, GDR *	Russia	169,607	3,739,834
Vodafone Group plc	United Kingdom	23,066,824	50,093,465
Vodafone Group plc, Class B  #	United Kingdom	26,362,084	7,387,055

			77,141,310

UTILITIES 2.6%
Electric Utilities 1.3%
E.ON AG	Germany	248,284	29,933,376
Korea Electric Power Corp.	South Korea	275,930	10,342,680

			40,276,056

Gas Utilities 0.5%
Tokyo Gas Co., Ltd.	Japan	3,181,000	15,811,380

Multi-Utilities 0.8%
RWE AG	Germany	283,200	24,878,218

Total Common Stocks (cost $2,243,766,410)			2,847,210,457

PREFERRED STOCKS 1.3%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Dr. Ing. h.c.F. Porsche AG	Germany	6,360	6,231,312

HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	168,328	27,679,811

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	South Korea	9,749	4,639,221

Total Preferred Stocks (cost $27,232,623)			38,550,344

5

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $106,239,079)	United States	106,239,079	$106,239,079

Total Investments (cost $2,377,238,112) 97.0%			2,991,999,880
Other Assets and Liabilities 3.0%			94,058,113

Net Assets 100.0%			$3,086,057,993

*	Non-income producing security
†	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	Delayed delivery shares received from spinoff.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:

United Kingdom	25.1%
Japan	17.3%
France	15.1%
Germany	8.9%
Switzerland	8.7%
Netherlands	6.0%
Italy	3.1%
Spain	2.8%
Ireland	1.6%
Norway	1.4%
Hong Kong	1.4%
Canada	1.1%
Taiwan	1.1%
Bermuda	1.1%
Belgium	0.9%
Singapore	0.9%
Sweden	0.8%
South Korea	0.8%
Argentina	0.3%
Australia	0.3%
Russia	0.3%
Brazil	0.2%
Israel	0.2%
Mexico	0.2%
Finland	0.2%
Denmark	0.1%
Luxembourg	0.1%

100.0%

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,384,639,901. The gross unrealized appreciation and depreciation on securities based on tax cost was $635,626,420 and $28,266,441, respectively, with a net unrealized appreciation of $607,359,979.

6

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.2%
MATERIALS 95.2%
Metals & Mining 95.2%
Agnico-Eagle Mines, Ltd.	Canada	957,377	$34,264,523
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	6,204,723
Alamos Gold, Inc.	Canada	439,900	3,615,457
Amerigo Resources, Ltd. *	Canada	180,400	358,712
Anglo Platinum, Ltd.	South Africa	38,871	3,986,021
AngloGold Ashanti, Ltd.	South Africa	38,494	1,844,418
AngloGold Ashanti, Ltd., ADR	South Africa	421,091	20,460,812
Banro Corp.	Canada	72,500	707,989
Barrick Gold Corp.	Canada	1,440,798	44,376,578
Bema Gold Corp. *	Canada	1,341,500	7,646,746
Bema Gold Corp., ADR *	Canada	2,684,800	15,303,751
BHP Billiton, Ltd.	United Kingdom	86,953	1,647,111
Cambior, Inc. *	Canada	2,406,800	7,061,620
Centerra Gold, Inc.	Canada	161,100	1,388,118
Compania de Minas Buenaventura SA, ADR	Peru	322,250	9,380,697
Eldorado Gold Corp.	Canada	187,000	882,489
Eldorado Gold Corp. – Canadian Exchange *	Canada	4,357,700	20,564,816
Etruscan Resources, Inc. +	Canada	1,500,000	5,302,461
First Quantum Minerals, Ltd.	Canada	206,200	9,397,494
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	345,111	18,829,256
Gabriel Resources, Ltd. *	Canada	85,540	241,905
Gabriel Resources, Ltd. – Canadian Exchange *	Canada	394,700	1,116,203
Gammon Lakes Resources, Inc. *	Canada	574,500	7,981,212
Gammon Lakes Resources, Inc. – Canadian Exchange *	Canada	46,500	645,999
Glamis Gold, Ltd. *	Canada	944,740	34,775,879
Glamis Gold, Ltd. – Canadian Exchange	Canada	37,702	1,383,415
Gold Fields, Ltd.	South Africa	55,000	1,136,811
Gold Fields, Ltd., ADR	South Africa	1,600,467	33,369,737
Goldcorp, Inc., Class A	Canada	1,247,510	36,492,052
Golden Star Resources, Ltd. *	Canada	1,736,304	5,417,268
Golden Star Resources, Ltd. – Canadian Exchange *	Canada	180,844	568,958
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,376,922	19,689,985
High River Gold Mines, Ltd. +	Canada	1,213,600	2,520,401
IAMGOLD Corp. +	Canada	1,821,500	16,950,550
Impala Platinum Holdings, Ltd.	South Africa	79,435	14,685,115
International Minerals Corp. +	Canada	303,700	1,336,597
Ivanhoe Mines, Ltd. *	Canada	442,600	2,620,671
Ivanhoe Mines, Ltd., ADR *	Canada	520,000	3,078,962
JSC MMC Norilsk Nickel Group, ADR	Russia	9,182	1,253,343
Kinross Gold Corp. *	Canada	149,442	1,729,044
Kinross Gold Corp. – Canadian Exchange *	Canada	2,406,350	27,688,283
Lihir Gold, Ltd. *	Papua New Guinea	8,002,716	16,974,784
Lonmin plc	United Kingdom	292,968	16,002,870
Meridian Gold, Inc. *	Canada	887,662	23,984,627
Meridian Gold, Inc. – Canadian Exchange *	Canada	303,300	8,177,883
Minefinders Corp., Ltd. * +	Canada	693,200	5,666,652
Miramar Mining Corp.	Canada	293,200	1,081,908
Miramar Mining Corp. – Canadian Exchange * +	Canada	2,345,200	8,621,830
Newcrest Mining, Ltd.	Australia	1,946,025	28,551,636
Newmont Mining Corp.	United States	544,481	27,893,762
Northern Orion Resources, Inc. *	Canada	974,400	4,813,659
Northgate Exploration, Ltd. *	Canada	1,234,900	4,638,173
NovaGold Resources, Inc. *	Canada	205,400	3,430,180
NovaGold Resources, Inc., ADR *	Canada	210,000	3,515,002
NovaGold Resources, Inc. – Canadian Exchange *	Canada	194,000	3,247,192

1

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Orezone Resources, Inc. * +	Canada	777,700	$1,154,643
Pacific Rim Mining Corp.	Canada	51,400	38,157
Palmarejo Silver & Gold Corp.	Canada	9,500	63,219
Pan American Silver Corp.	Canada	139,900	2,652,504
Polyus Gold Mining Co., ADR * +	Russia	12,190	542,455
Randgold Resources, Ltd., ADR * +	Channel Islands	1,524,518	33,890,035
Red Back Mining, Inc. +	Canada	236,900	753,692
Rio Tinto plc	United Kingdom	32,743	1,691,274
Semafo, Inc. +	Canada	1,306,600	2,390,228
Silver Wheaton Corp.	Canada	425,500	4,143,882
Sino Gold, Ltd.	Australia	1,165,033	4,371,408
US Gold Corp. (Subscription Receipts)  +	United States	500,000	4,255,000
Yamana Gold, Inc. *	Canada	1,982,640	20,132,149

Total Common Stocks (cost $390,899,714)			660,584,986

PRIVATE PLACEMENT 0.8%
Evergreen Special Investments (Cayman) SPC ° * ø (cost $4,920,003)	Cayman Islands	4,639	5,462,701

WARRANTS 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Gabriel Resources, Ltd., Expiring 3/31/2007 *	Canada	42,770	37,798
Goldcorp, Inc., Expiring 6/11/2009 *	Canada	23,000	213,424
Golden Star Resources, Ltd., Expiring 11/28/2008 * + 	Canada	432,000	442,861
International Minerals Corp., Expiring 5/8/2019 * +	Canada	151,850	114,738
Nevsun Resources, Ltd., Expiring 12/19/2008 * + 	Canada	100,000	51,257
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,283,637
SouthernEra Resources, Ltd., Expiring 11/17/2008 * +	Canada	800,000	45,955

Total Warrants (cost $778,549)			2,189,670

	Country	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 1.7%
MATERIALS 1.7%
Metals & Mining 1.7%
Gold Bullion Securities, Ltd. * ¤ (cost $8,353,668)	United Kingdom	$18,138,400	11,392,729

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $15,840,272)	United States	15,840,272	15,840,272

Total Investments (cost $420,792,206) 100.3%			695,470,358
Other Assets and Liabilities (0.3%)			(1,738,553)

Net Assets 100.0%			$693,731,805

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
°	Affiliated company
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	In addition to the Fund, EIMC is the investment advisor to these holdings.

2

EVERGREEN PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:

Canada	59.2%
South Africa	14.0%
United States	7.5%
Channel Islands	5.0%
Australia	4.8%
United Kingdom	4.5%
Papua New Guinea	2.5%
Peru	1.4%
Cayman Islands	0.8%
Russia	0.3%

100.0%

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $422,760,452. The gross unrealized appreciation and depreciation on securities based on tax cost was $276,557,922 and $3,848,016, respectively, with a net unrealized appreciation of $272,709,906.

3

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         September 27, 2006